NOTES PAYABLE (Agreement With Logistica) (Narrative) (Details) - USD ($)	1 Months Ended
	Feb. 28, 2014	Dec. 31, 2016	Sep. 30, 2016	Jan. 05, 2016	Sep. 30, 2015
Debt Instrument [Line Items]
Payments for purchase of mining equipment	$ 100,000
Accrued interest		$ 68,639	$ 61,694		$ 50,138
Logistica Note [Member]
Debt Instrument [Line Items]
Payments for purchase of mining equipment	400,000
Amount of note payable	$ 400,000
Shares issued in debt conversion	2,500,000
Interest rate on note	4.50%
Outstanding balance of note at end of period		400,000	400,000
Accrued interest		$ 51,140	$ 46,603
Future issuance of restricted shares under the new agreement				10,000,000
Elimination of accrued liability to Logistica for prior services rendered				$ 100,000